Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination	$ 3,676,382	$ 3,853,468
USD [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination	1,094,301	1,396,316
HKD [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination	28,481	19,746
RMB [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination	2,553,600	4,271,249
Cayman [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination	1,047,028	1,139,015
Cayman [Member] | USD [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination	1,032,488	1,123,511
Cayman [Member] | HKD [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination	14,540	15,504
Cayman [Member] | RMB [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination
BVI [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination	9,101	10,130
BVI [Member] | USD [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination	203	9,846
BVI [Member] | HKD [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination	8,898	284
BVI [Member] | RMB [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination
Hong Kong [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination	114,447	318,129
Hong Kong [Member] | USD [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination	61,610	262,959
Hong Kong [Member] | HKD [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination	5,043	3,958
Hong Kong [Member] | RMB [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination	47,794	51,212
PRC - subsidiaries [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination	59,941	283,606
PRC - subsidiaries [Member] | USD [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination
PRC - subsidiaries [Member] | HKD [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination
PRC - subsidiaries [Member] | RMB [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination	59,941	283,606
PRC - VIEs [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination	2,445,865
PRC - VIEs [Member] | USD [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination
PRC - VIEs [Member] | HKD [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination
PRC - VIEs [Member] | RMB [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination	$ 2,445,865
PRC - VIEs [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination		2,102,588
PRC - VIEs [Member] | USD [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination
PRC - VIEs [Member] | HKD [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination
PRC - VIEs [Member] | RMB [Member]
Cash (Details) - Schedule of Cash Disaggregated by Currency Denomination [Line Items]
cash disaggregated by currency denomination		$ 2,102,588